Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Expense
Schedule of income tax expense

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Current taxes on income	27,609	22,539	62,917	52,008
Deferred income taxes	29,632	(5,437)	9,542	(18,650)
Total taxes	57,241	17,102	72,459	33,358